Investments - Summary of Composition of Other Investments (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Schedule of Investments [Line Items]
Equity method investments	¥ 866,393	¥ 799,527
Investments held by consolidated investment companies and other	94,034	84,969
Total	¥ 960,427	¥ 884,496